PROVISION FOR JUDICIAL LIABILITIES - Changes in the provision according to the nature of the proceedings for probable losses (Details) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 BRL (R$) lawsuit	Dec. 31, 2020 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	R$ 3,452,871
Ending balance	3,447,076	R$ 3,452,871
Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	3,452,871	3,686,801
Payments	(53,621)	(81,563)
Write-off	(51,517)	(293,761)
Additions	76,770	101,950
Monetary adjustment	22,573	39,444
Ending balance	3,447,076	3,452,871
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	2,984,230
Ending balance	2,976,588	2,984,230
Taxes and social security | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	476,070	492,413
Payments	(4,647)	(23,162)
Write-off	(127)	(23,106)
Additions	1,407	20,560
Monetary adjustment	3,972	9,365
Ending balance	R$ 476,675	R$ 476,070
Number of administrative proceedings and lawsuits | lawsuit	50	51
Labor
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	R$ 217,180
Ending balance	229,727	R$ 217,180
Labor | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	217,180	227,139
Payments	(14,515)	(43,783)
Write-off	(31,784)	(52,333)
Additions	50,255	64,053
Monetary adjustment	8,591	22,104
Ending balance	R$ 229,727	R$ 217,180
Number of lawsuits | lawsuit	1,038	1,010
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	R$ 251,461
Ending balance	240,761	R$ 251,461
Civil and environment | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	50,368	64,897
Payments	(34,459)	(14,618)
Write-off	(11,334)	(25,223)
Additions	25,108	17,337
Monetary adjustment	10,010	7,975
Ending balance	R$ 39,693	R$ 50,368
Number of lawsuits | lawsuit	59	58
Contingent liabilities | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	R$ 2,709,253	R$ 2,902,352
Write-off	(8,272)	(193,099)
Ending balance	2,700,981	2,709,253
Taxes | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment on business combination with Fibria	2,499,916	2,508,162
Civil | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment on business combination with Fibria	R$ 201,065	R$ 201,091